Short-term debt and short-term debt from related parties (Tables)	9 Months Ended
Sep. 30, 2018
Short-term debt and short-term debt from related parties
Schedule of short-term debt and short-term debt from related parties
Short-term debt and short-term debt from related parties
in € THOUS

	September 30,	December 31,
	2018	2017
Commercial paper program	999.869	679.886
Borrowings under lines of credit	209.461	79.313
Other	378	1.080
Short-term debt	1.209.708	760.279
Short-term debt from related parties (see note 3 b)	23.400	9.000
Short-term debt and short-term debt from related parties	1.233.108	769.279